ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2016
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

ZTO Express (Cayman) Inc. (the “Company”) was incorporated under the laws of Cayman Islands on April 8, 2015. The Company, its subsidiaries and its variable interest entity and subsidiaries of variable interest entity (“VIE”) (collectively referred to as the “Group”) are principally engaged in express delivery services in the People’s Republic of China (“PRC”) through a nationwide network partner model.

History of the Group and Restructuring

Prior to 2013, the Group’s operations were conducted through Shanghai Zhongtongji Express Service Co., Ltd. (“Shanghai Zhongtongji”) located in Shanghai, PRC. Shanghai Zhongtongji served as the franchisor of the ZTO delivery service network (the “ZTO network”) which operated as a franchise. In addition to providing delivery services in Shanghai, Anhui, Jiangsu and Zhejiang province in PRC, Shanghai Zhongtongji determined the business strategies and coordinated the operations of our network partners.

2013 Restructuring

In 2013, in order to obtain investments from outside investors, shareholders of Shanghai Zhongtongji and 15 network partners located in various provinces within PRC agreed to a restructuring plan. The main purpose of the restructuring is to create a holding company, which in turn holds the businesses of Shanghai Zhongtongji and 15 network partners across the ZTO network. Shanghai Zhongtongji did not hold direct ownership in any of these network partners and they were not under common control, however, there was significant commonality of shareholders of the network partners within the ZTO network. The restructuring was accomplished through a series of contemplated transactions (“2013 Restructuring”) summarized as follows:

1.In January 2013, the shareholders who separately owned Shanghai Zhongtongji and 15 network partners formed ZTO Express Co., Ltd. (“ZTO Express”) and entered into a non-binding commitment to transfer their respective businesses to ZTO Express in exchange of a pre-determined equity percentage of ZTO Express. Each of the shareholders (11 in total) contributed nominal cash for their respective pro-rata share of paid-in capital in ZTO Express and shares of ZTO Express were issued to them based on the pre-determined percentage accordingly. These shareholders owned various equity interests in Shanghai Zhongtongji and 15 network partners.

2.In January 2014, ZTO Express executed separate agreements to acquire the operating assets of Shanghai Zhongtongji and 8 network partners that were wholly owned by some of the shareholders that formed ZTO Express in step 1 above. The legal contracts stipulated a cash purchase price for each acquisition based on the net book value of the fixed assets to be acquired, which approximated fair value, in addition to the equity shares of ZTO Express issued to them in 2013 in contemplation of the acquisitions of these 8 network partners.

3.There were 7 network partners identified in the restructuring plan that had minority interest holders who held significant participating rights. For these entities, ZTO Express initially acquired the legal and economic rights associated with the equity interests held by the majority equity shareholders in January 2014 in exchange of equity shares of ZTO Express issued to them in January 2013. Other than Suzhou ZTO Co., Ltd., the acquisitions of minority interests of the other 6 network partners companies were completed in October 2015.

The 2013 Restructuring was accounted for as a put-together transaction in accordance with ASC 805, Business Combination and Shanghai Zhongtongji has been identified as the accounting acquirer of ZTO Express and the 15 network partners. Operating assets and equity investments transferred from Shanghai Zhongtongji to ZTO Express were recognized and measured at their historical cost basis. Payment of cash consideration to Shanghai Zhongtongji of RMB222 million for the acquisition of these assets in accordance with the asset purchase agreement signed between Shanghai Zhongtongji and ZTO Express was recorded as deemed distribution to the shareholders of Shanghai Zhongtongji in the consolidated statements of changes in shareholders’ equity.

Although there was common ownership amongst ZTO Express, Shanghai Zhongtongji, and the 15 network partners, neither ZTO Express nor Shanghai Zhongtongji had a majority of the voting interests or a controlling financial interest in any of the 15 network partners. The 2013 Restructuring involved acquisitions of Shanghai Zhongtongji and the 15 network partners with the initial acquisitions of Shanghai Zhongtongji and the 8 network partners on January 1, 2014. As more than one entity was involved in the acquisition, but none of the owners of the combining entities individually or as a group retain or receive a majority of the voting rights of the combined entities, the 2013 Restructuring is considered to be a put-together transaction accounted for as business combination for which the acquisition method of accounting was applied, and Shanghai Zhongtongji is the accounting acquirer.

2015 Restructuring

In 2015, ZTO Express and its shareholders undertook another reorganization in order to establish the Company (the “2015 Restructuring”), which was executed in two steps as follows:

•	On April 8, 2015, the Company was incorporated by the shareholders of ZTO Express, each maintaining identical ownership interests as in ZTO Express, and

•

On August 18, 2015, the Company, through its wholly owned subsidiary in PRC, entered into a series of contractual arrangements, with ZTO Express and their respective shareholders. (see Note 2(b)) below for a description of the VIE arrangements pursuant to which the Company and its subsidiary were established as the primary beneficiary of ZTO Express.

The main purpose of the 2015 Restructuring was to establish a Cayman holding company for the existing business in preparation for an overseas IPO. The reorganization was necessary to comply with the PRC law and regulations which restrict foreign ownership of companies that engage in delivery services in China. The Group has accounted for the 2015 Restructuring akin to a reorganization of entities under common control. Accordingly, the accompanying consolidated financial statements have been prepared by using historical cost basis and include the assets, liabilities, revenue, expenses and cash flows that were directly attributable to ZTO Express for all periods presented. The share and per share data relating to the ordinary shares issued by the Company during the 2015 Restructuring are presented as if the 2015 Restructuring transactions occurred at the beginning of the first period presented.